UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.94%
	Consumer Discretionary - 11.27%
	Hotels Restaurants & Leisure - 2.75%
28,100	Marriott International, Inc. - Class A	$960,458
13,700	Starwood Hotels & Resorts Worldwide, Inc.	603,211
		1,563,669
	Internet & Catalog Retail - 1.26%
21,600	eBay, Inc. (a)	716,904

	Media - 7.26%
84,300	Time Warner, Inc.	1,391,793
35,250	Viacom Inc. - Class B (a)	1,548,180
36,500	The Walt Disney Co.	1,178,220
		4,118,193
	Total Consumer Discretionary	6,398,766

	Consumer Staples - 8.46%
	Beverages - 1.88%
14,100	PepsiCo, Inc.	1,070,190

	Food & Staples Retailing - 6.58%
45,200	CVS Corp.	1,796,700
15,000	Walgreen Co.	571,200
33,500	Whole Foods Market, Inc.	1,366,800
		3,734,700
	Total Consumer Staples	4,804,890

	Financials - 17.82%
	Capital Markets - 3.49%
3,700	The Goldman Sachs Group, Inc.	795,685
22,300	Morgan Stanley	1,184,353
		1,980,038
	Commercial Banks - 3.56%
26,400	Northern Trust Corp.	2,021,712

	Diversified Financial Services - 8.05%
25,500	American Express Co.	1,326,510
8,800	Franklin Resources, Inc.	1,006,984
14,800	Legg Mason, Inc.	1,082,620
19,000	T. Rowe Price Group, Inc.	1,156,720
		4,572,834
	Insurance - 2.72%
22,400	Principal Financial Group, Inc.	1,542,016
	Total Financials	10,116,600

	Health Care - 26.00%
	Biotechnology - 2.33%
28,700	Gilead Sciences, Inc. (a)	1,320,487

	Health Care Equipment & Supplies - 4.01%
14,900	Baxter International, Inc.	864,945
14,900	C.R. Bard, Inc.	1,412,520
		2,277,465
	Health Care Providers & Services - 3.45%
19,300	Medco Health Solutions, Inc. (a)	1,957,020

	Pharmaceuticals - 16.21%
21,500	Barr Pharmaceuticals Inc. (a)	1,141,650
25,500	Bayer AG - ADR	2,325,299
72,200	Schering-Plough Corp.	1,923,408
26,000	Shire PLC - ADR	1,792,700
45,700	Wyeth	2,019,483
		9,202,540
	Total Health Care	14,757,512

	Industrials - 4.87%
	Air Freight & Logistics - 2.62%
16,700	FedEx Corp.	1,489,139

	Commercial Services & Supplies - 2.25%
28,600	Automatic Data Processing, Inc.	1,273,558
	Total Industrials	2,762,697

	Information Technology - 27.52%
	Communications Equipment - 8.30%
40,500	Cisco Systems, Inc. (a)	1,096,335
103,700	Corning, Inc.	2,487,763
70,400	Motorola, Inc.	1,129,216
		4,713,314
	Computers & Peripherals - 1.65%
37,500	Network Appliance, Inc. (a)	936,000

	Internet Software & Services - 1.62%
39,600	Yahoo!, Inc. (a)	921,096

	Semiconductor & Semiconductor Equipment - 10.70%
61,700	Altera Corp.	1,192,044
70,800	Applied Materials, Inc.	1,257,408
35,500	Broadcom Corp. - Class A (a)	927,970
49,200	Intel Corp.	1,311,672
41,400	Texas Instruments, Inc.	1,382,760
		6,071,854
	Software - 5.25%
26,600	Electronic Arts Inc. (a)	1,553,706
40,000	Microsoft Corp.	1,424,000
		2,977,706
	Total Information Technology	15,619,970

	TOTAL COMMON STOCKS (Cost $43,106,766)	54,460,435

	SHORT TERM INVESTMENTS - 3.96%
	Investment Companies - 1.68%
953,152	SEI Daily Income Trust Treasury II Fund - Class B		953,152
	Total Investment Companies		953,152

	U.S. Treasury Bills - 2.28%
	Public Finance, Taxation and Monetary Policy - 2.28%
1,297,000	2.25~~%~~, 01/03/2008		1,296,838
	Total U.S. Treasury Bills		1,296,838

	TOTAL SHORT TERM INVESTMENTS (Cost $2,249,989)		2,249,990

	Total Investments (Cost $45,356,755) - 99.90%		56,710,425
	Other Assets in Excess of Liabilities - 0.10%		53,356
	TOTAL NET ASSETS - 100.00%		$56,763,781

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$ 45,356,755
	Gross unrealized appreciation	13,040,265
	Gross unrealized depreciation	(1,686,595)
	Net unrealized appreciation	$ 11,353,670

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Large Cap Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Large Cap Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08